Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	10,433	12,625	14,260
Restricted stock units granted	(902)	(2,326)	(1,692)
Restricted stock units forfeited	49	134	57
Available for grant at ending balance	9,580	10,433	12,625